++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the Prospectus is not complete and may be changed. Interests in the new       +
+Investment Options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and Preliminary Prospectus are not an offer to + +sell interests in the Investment Options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 Supplement to Prospectus Dated May 1, 2000 for
          Pacific Select Variable Annuity, a variable annuity contract issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
Two new Variable       The new Investment Options will invest in two new
Investment Options     Portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new Portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      Fund have retained Janus Capital Corporation as
                       Portfolio manager.

                       --------------------------------------------------------------------------
                                                                         Primary Investments
                       Portfolio                 Objective           (under normal circumstances)
                       --------------------------------------------------------------------------
                       Focused 30       Long-term growth of capital.   Common stocks selected
                                                                       for their growth
                                                                       potential.
                       Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                       potential for long-term
                                                                       growth of capital.
                       --------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the Portfolios, including a discussion of each Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the Prospectus carefully.

                      ---------------------------------------------------------
An Overview of         The following is added to the chart under Fees and
Pacific Select         Expenses Paid by the Pacific Select Fund:
Variable Annuity
is amended

                       ------------------------------------------------------------
                       Portfolio         Advisory fee Other expenses Total expenses
                       ------------------------------------------------------------
                                         As an annual % of average daily net assets
                       Focused 30*           0.95          0.08           1.03
                       Strategic Value*      0.95          0.08           1.03

                       * Other expenses are estimated. There were no actual
                         advisory fees or other expenses for these Portfolios in 1999 because the Portfolios will start on October 2, 2000. See page 7 of the Preliminary Prospectus for information about expense caps through December 31, 2001 for these Portfolios.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: surrendered your Contract, annuitized your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000

                       . the Investment Options have an annual return of 5%

                       . the Maintenance Fee is deducted even when the
                         Contract Value goes over $50,000 and a waiver would normally apply.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------------------------------
                                                                                   Contract not
                                                                                   Surrendered or
                                                                                   Annuitized and
                                         Contract Surrendered Contract             Remains in Force
                                         at End of Time       Annuitized at End    at End of Time
                                         Period ($)           of Time Period* ($)  Period ($)
                       --------------------------------------------------------------------------------
                       Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                       --------------------------------------------------------------------------------
                       Focused 30        79   123  160  282   79   78   133  282   25   78   133  282
                       --------------------------------------------------------------------------------
                       Strategic Value   79   123  160  282   79   78   133  282   25   78   133  282
                       --------------------------------------------------------------------------------

                       * In this example, it is assumed that an Annuity Option
                         has been selected that provides for annuity payments that continue for at least five years, in which case the withdrawal charge would not be assessed if the Contract was in force during the Accumulation Period for at least two Contract Years.

                      ---------------------------------------------------------
Allocation of          This information is added to the discussion in the
Premiums is            Prospectus on Allocation of Premiums.
amended
                       You may instruct us to allocate all or part of your premium payments to the Focused 30 and Strategic Value
                       Investment Options on or after October 2, 2000. You may not instruct us to allocate your premium payments to these Investment Options prior to October 2, 2000, when the Options first become available.

                      ---------------------------------------------------------
Transfers of           This information is added to the discussion in the
Accumulated Value      Prospectus on Transfers of Accumulated Value.
is amended
                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the Focused
                       30 and Strategic Value Investment Options. For the
                       Focused 30 and Strategic Value Investment Options, you may not specify a date prior to October 2, 2000, when the Options first become available. If you specify
                       October 2, 2000 for the Focused 30 and Strategic Value
                       Investment Options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated
                       Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value
                       Investment Options will not become effective on October
                       2, 2000, in which case we would not effect the transfer to these Options, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the Focused
                       30 and Strategic Value Portfolios become effective, if ever, unless you instruct us otherwise.

2